UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02955

NRM Investment Company
(Exact name of registrant as specified in charter)
NRM Investment Company c/o Raymond J. Keefe NRM Investment Company 288 Lancaster Avenue Malvern, PA 19355-1800

(Address of principal executive offices) (Zip code)
Same
(Name and address of agent for service)
Registrant’s telephone number, including area code:	610-251-2225

Date of fiscal year end:	August 31st

Date of reporting period:	May 31, 2012

	Form N-Q	ITEM 1
	NRM INVESTMENT COMPANY
	SCHEDULE OF INVESTMENTS
	AS OF	5/31/2012						05/31/12

	FACE
	VALUE		*					FAIR	AS A
CUSIP	IN THOUSANDS	DESCRIPTION	LEVEL	STATE	MATURITY	CALL DATE	RATE	VALUE	PERCENTAGE
								(UNAUDITED)
		SHORT TERM
60934N542	246.424	FEDERATED PA MUNI	(1)	PA				246,424
		TOTAL SHORT TERM						246,424	2.12%
		MUNICIPAL BONDS
		GENERAL OBLIGATION BONDS	(2)
7178807S1	300	PHILA SD PA GO		PA	08/01/15	8/1/12	5.625%	302,544
725209FD7	100	PITTSBURGH		PA	09/01/16		5.250%	114,943
745145YU0	250	PUERTO RICO		PA	07/01/17		5.500%	283,095
968657DE3	100	WILL CNTY		IL	11/15/24		5.000%	111,204
763631WF1	250	RICHLAND COUNTY SEWER		SC	03/01/30	3/13/13	5.375%	257,953
		TOTAL GENERAL OBLIGATION BONDS						1,069,739	9.22%
		HOUSING BONDS	(2)
546276BT2	180	LOUISIANNA LOC		LA	04/15/39	4/15/16	4.250%	184,359
		TOTAL HOUSING BONDS						184,359	1.59%
		OTHER REVENUE BONDS	(2)
708836FF3	500	PA INFRASTRUCTURE INVEST AUTH.		PA	09/01/12		5.000%	505,800
717893PF2	250	PHILADELPHIA WATER		PA	07/01/14		5.000%	270,995
709221JS5	155	PA STATE TPK		PA	12/01/14		5.250%	155,519
701382HO7	170	PARKLAND SCHOOL DISTRICT		PA	09/01/15		5.000%	194,169
709221JT3	140	PA STATE TPK		PA	12/01/15		5.250%	140,462
70917RJE6	350	PA HGH ED		PA	01/01/16	1/1/13	5.500%	360,563
01728RBJ7	150	ALLEGHENY CTY HGH ED BLDG AUTH		PA	03/15/16	6/15/12	5.500%	169,802
70917NQL1	100	PA HGH ED		PA	06/15/16	6/15/12	5.000%	100,134
64983QC31	200	NEW YORK STATE DORM AUTHORITY		NY	07/01/17	7/1/16	5.000%	224,328
165579EC3	405	CHESTER COUNTY IDA		PA	11/01/18		5.000%	444,496
709208EC2	150	PA PUBLIC SCHOOL BUILDINGS		PA	05/15/22		5.000%	157,335
70917RWW1	150	PA HGH ED		PA	08/15/22	8/15/19	4.750%	171,879
514288JE0	100	LANCASTER AREA SEWER AUTH.		PA	04/01/23	4/1/14	5.000%	108,439
01728AU46	100	ALLEGHENY CTY-PA HOSP. DEV. AUTH		PA	08/15/23	8/15/19	5.000%	113,962
017357VE1	300	ALLEGHENY CTY-SEWER		PA	12/01/23	12/1/15	5.000%	332,106
874476GG3	150	TALLAHASSEE ENERGY SYSTEMS		FL	10/01/24	10/1/20	4.000%	162,484
473020LW3	100	JEFFERSON COUNTY-CAPITAL PROJ. CORP.		KY	06/01/26	6/1/17	4.375%	107,624
657905EQ4	230	NORTH CAROLINA MEDICAL CENTER		NC	08/01/26		5.250%	246,224
8500000ZX1	280	SPRING INDEPENDENT SCHOOL DISTRICT		TX	08/15/26	8/15/14	5.000%	300,378
928077GP5	200	VIRGINIA PORT AUTHORITY		VA	07/01/30	7/1/19	4.500%	216,862
70917RL86	400	PA HGH ED		PA	11/01/30	11/1/20	5.000%	444,584
246579GC4	200	DELAWARE VALLEY REGIONAL FINANCE		PA	07/01/32		5.750%	236,036
		TOTAL OTHER REVENUE BONDS						5,164,181	44.52%

	TOTAL MUNICIPAL BONDS							6,418,279	55.33%

	Form N-Q	ITEM 1
	NRM INVESTMENT COMPANY
	SCHEDULE OF INVESTMENTS
	AS OF	5/31/2012		05/31/12

	SHARES COMMON STOCKS		(1)
14052H506	50,000	CAPITAL TRUST INC. CLASS A		164,500
009158106	500	AIR PRODUCTS		39,520
02209S103	5,600	ALTRIA GROUP		180,264
00206R102	2,800	AT&T		95,676
053015103	800	AUTOMATIC DATA PROCESSING		41,720
09247X101	500	BLACKROCK INC		85,400
110122108	3,250	BRISTOL MYERS SQUIBB		108,355
149123101	1,000	CATERPILLAR		87,620
20825C104	1,550	CONOCOPHILLIPS		80,848
209115104	2,350	CONSOLIDATED EDISON		141,846
263534109	1,500	DUPONT EI		72,390
278058102	2,500	EATON CORP		106,650
30161N101	2,250	EXELON CORP		83,205
369604103	3,600	GENERAL ELECTRIC		68,724
372460105	1,700	GENUINE PARTS		107,100
37733W105	3,200	GLAXO PLC		141,152
423074103	2,875	HEINZ, HJ		152,605
437076102	2,400	HOME DEPOT		118,416
458140100	4,500	INTEL		116,280
478160104	1,200	JOHNSON & JOHNSON		74,916
494368103	1,950	KIMBERLY CLARK		154,732
577081102	1,100	MATTEL		34,243
580135101	1,100	MCDONALDS		98,274
58933Y105	3,700	MERCK		139,046
55261F104	800	M & T BANK		65,056
629491101	5,100	NYSE EURONEXT		123,981
713448108	1,300	PEPSICO		88,205
718546104	775	PHILLIPS 66		23,273
742718109	1,250	PROCTER & GAMBLE		77,862
780259206	2,000	ROYAL DUTCH		124,360
80105N105	1,100	SANOFI SPONSORED ADR		37,433
89151E109	2,750	TOTAL S A SPONSORED ADR		118,443
911312106	150	UNITED PARCEL SERVICE		11,241
92343V104	1,900	VERIZON COMMUNICATION		79,116
94106L109	3,400	WASTE MANAGEMENT		110,296

		TOTAL COMMON STOCKS		3,352,748	28.90%

	MUTUAL FUNDS		(1)
921908208	18,662.259	VANGUARD PRECIOUS METALS		290,043
722005550	45,538.849	PIMCO COMMODITIES REAL RETURN		280,975

		TOTAL MUTUAL FUNDS		571,018	4.92%

Form N-Q ITEM 1
NRM INVESTMENT COMPANY
SCHEDULE OF INVESTMENTS
AS OF	5/31/2012	05/31/12

	OTHER SECURITIES		(1)
464285105	28,040	ISHARES GOLD TRUST		426,488
78463V107	2,875	SPDR GOLD TRUST		435,908
46625H365	4,100	JP MORGAN ALERIAN ML ETN		149,814

		TOTAL OTHER SECURITIES		1,012,210	8.73%

		TOTAL PORTFOLIO		11,600,679	100.00%

*Fair Value Measurements

The Fund adopted guidance on fair value measurements, issued by the Financial Accounting Standards Board (FASB) ASC 820-10, “Fair Value . Measurements”

The hierachy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurments).  and the lowest priority to unobservable inputs (Level 3 measurements).

The three levels of fair value hierarchy under ASC 820-10 are as follows:
Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical unrestricted assets or liabilites.
Level 2- Quoted prices in markets that are not active, or inputs that are observable either directly or indirectly, for substantially the full term . of the asset or liability
Level 3- Prices or valuation techniques that require inputs that are both significant to fair value measurement and unobservable activity

For federal income tax purposes, the componets of unrealized appreciation (depreciation) of securities is as follows:
Gross unrealized appreciation on investment securities	933,120
Gross unrealized depreciation on investment securities	(570,344)
Net unrealized appreciation on investment securities	362,776

NRM INVESTMENT COMPANY
FORM N-Q
QUARTER ENDED
05/31/12

Item II

DISCLOSURE CONTROLS AND PROCEDURES AND INTERNAL CONTROL OVER FINANCIAL REPORTING:

GENERAL

The Fund has no employees and the Fund’s various compliance and reporting functions have been managed by entering into arrangements with third party providers. Lines of communication have been established with the Fund’s President and/or Board of Directors and the various third party service providers. The officer signing this report has concluded that the Fund’s disclosure controls and procedures are effective.

Accounting

           The Fund’s accounting functions have been outsourced to Raymond J. Keefe, CPA who, pending the company’s dissolution, is acting President of the Fund. He records the transactions authorized by others and approved by him, and prepares monthly internal financial statements and external financial statements semi-annually. Should irregularities occur, he would be aware of them and report them to the board.

In addition, Mr. Keefe is also responsible for tax reporting and tax compliance.

Investing

Prior to November 30, 2005 the Fund’s investment advisory contract was on a non- discretionary basis.  The Investment Advisor in connection with the President and Board of Directors approved all significant investment decisions. From November 30, 2005 to the end of the reporting period, the investment advisory contract was on a discretionary basis. Reporting to the Board will be required pending dissolution of the Company.

Legal and Compliance

           The Fund’s attorney, Edward Fackenthal, is responsible for keeping the Fund updated as to the various regulatory requirements. In addition, he manages the actual SEC filing requirements. He also serves as the Fund’s compliance officer. Mr. Fackenthal has direct access to the Board of Director and the Fund’s President.